Restricted cash and short term deposits (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Restrictions on Cash and Cash Equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	June 30, 2018	December 31, 2017
Restricted cash relating to the total return equity swap	62,547	58,351
Restricted cash in relation to the Hilli (1)	175,206	174,737
Restricted cash and short-term deposits held by lessor VIEs	185,673	130,063
Restricted cash relating to the $1.125 billion debt facility	27,384	33,752
Restricted cash relating to office lease	823	813
Bank guarantee	685	99
Total restricted cash and short-term deposits	452,318	397,815
Less: Amounts included in current restricted cash and short-term deposits	(276,289)	(222,265)
Long-term restricted cash	176,029	175,550
(1) In November 2015, in connection with the issuance of a letter of credit by a financial institution to our project partner involved in the Hilli FLNG project, we were required to provide cash collateral to support the performance guarantee.

Schedule of Cash Flow, Supplemental Disclosures
The following table identifies the balance sheet line-items included in cash, cash equivalents and restricted cash presented in the consolidated statements of cash flows:

(in thousands of $)	June 30, 2018	December 31, 2017	June 30, 2017	December 31, 2016
Cash and cash equivalents	375,067	214,862	343,226	224,190
Restricted cash and short-term deposits (current portion)	276,289	222,265	205,227	183,693
Restricted cash (non-current portion)	176,029	175,550	233,144	232,335
	827,385	612,677	781,597	640,218